CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Issued capital	Warrants	Finder’s options	Equity-settled employee benefits	Exchange	Subtotal	Deficit	Total
Equity at beginning of period at Dec. 31, 2015	$ 6,172,356	$ 4,068,279	$ 268,093	$ 784,090	$ 21,310	$ 5,141,772	$ (9,483,631)	$ 1,830,497
Number of shares outstanding at beginning of period at Dec. 31, 2015	55,475,797
Share issues:
Shares issued for private placement	$ 758,632	596,068	0	0	0	596,068	0	1,354,700
Number of Shares issued for private placement	13,547,000
Share issue costs	$ (124,387)	0	47,540	0	0	47,540	0	(76,847)
Shares issued for warrants exercised	$ 1,068,737	(382,787)	0	0	0	(382,787)	0	685,950
Shares issued for warrants exercised, shares	4,573,000
Shares issued for options exercised	$ 37,373	0	0	(17,373)	0	(17,373)	0	20,000
Shares issued for options exercised	200,000
Shares issued for finder's options exercised	$ 81,662	1,378	(37,740)	0	0	(36,362)	0	45,300
Shares issued for finder's options exercised	453,000
Share-based payment	$ 0	0	0	270,698	0	270,698	0	270,698
Comprehensive loss	$ 0	0	0	0	(28,208)	(28,208)	(1,872,121)	(1,900,329)
Number of shares outstanding at end of period at Dec. 31, 2016	74,248,797
Equity at end of period at Dec. 31, 2016	$ 7,994,373	4,282,938	277,893	1,037,415	(6,898)	5,591,348	(11,355,752)	2,229,969
Share issues:
Shares issued for private placement	$ 850,846	391,154	0	0	0	391,154	0	1,242,000
Number of Shares issued for private placement	12,670,000
Share issue costs	$ (58,323)	0		0	0	0	0	(58,323)
Share-based payment	0	0	0	110,564	0	110,564	0	110,564
Comprehensive loss	$ 0	0	0	0	26,776	26,776	(1,906,297)	(1,879,521)
Number of shares outstanding at end of period at Dec. 31, 2017	9
Equity at end of period at Dec. 31, 2017	$ 8,786,896	4,674,092	277,893	1,147,979	19,878	6,119,842	(13,262,049)	1,644,689
Share issues:
Shares issued for private placement	$ 851,354	430,646	0	0	0	430,646	0	1,282,000
Number of Shares issued for private placement	21,515,000
Share issue costs	$ (55,844)	0	0	0	0	0	0	(55,844)
Share-based payment	0	0	0	141,124	0	141,124	0	141,124
Comprehensive loss	$ 0	0	0	0	(16,548)	(16,548)	(1,885,332)	(1,901,880)
Number of shares outstanding at end of period at Dec. 31, 2018	108,433,797
Equity at end of period at Dec. 31, 2018	$ 9,582,406	$ 5,104,738	$ 277,893	$ 1,289,103	$ 3,330	$ 6,675,064	$ (15,147,381)	$ 1,110,089